Share-based Payments Arrangement - SENAO's Outstanding Stock Options (Detail) - Senao International Co., Ltd. (SENAO) [Member]	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options, Options outstanding at beginning of the year	0	0	5,318,000
Number of options, Options forfeited			(5,318,000)
Number of options, Options outstanding at end of the year	0	0	0
Number of options, Options exercisable at end of the year			0
Weighted-average exercise price, Options outstanding at beginning of the year		$ 0	$ 66.20
Weighted-average exercise price, Options outstanding at end of the year			0
Weighted-average exercise price, Options exercisable at end of the year			$ 0